Fees Summary	Dec. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Previously Paid Amount	0.00
Total Fee Amount	22,965.00
Total Offset Amount	0.00
Net Fee	22,965.00
Narrative - Max Aggregate Offering Price	$ 150,000,000
Final Prospectus	true